INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 64,335		$ 64,335		$ 72,371	$ 530
Amortization expense	1,374	$ 275	2,760	$ 275	1,851	0
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	56,874		56,874		62,150	0
Finite-Lived Intangible Assets, Accumulated Amortization	(3,091)		(3,091)		(1,018)
Net book value	53,783		53,783		61,132
Finite-Lived Intangible Assets, Net					61,132
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,250		9,250		9,250	0
Finite-Lived Intangible Assets, Accumulated Amortization	(1,156)		(1,156)		(694)
Net book value	8,094		8,094		8,556
Finite-Lived Intangible Assets, Net					8,556
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,822		2,822		2,822	530
Finite-Lived Intangible Assets, Accumulated Amortization	(364)		(364)		(139)
Net book value	$ 2,458		$ 2,458		2,683
Finite-Lived Intangible Assets, Net					$ 2,683	$ 530